UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund:  BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal

Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2016

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
New York — 0.5%
American Museum of Natural History, 4.37%, 7/15/45	$1,000	$1,009,981
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45	1,000	954,892
Total Corporate Bonds — 0.5%		1,964,873

Municipal Bonds
New York — 90.1%
Corporate — 7.4%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	280	297,872
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport Project, Series B, 2.00%, 8/01/28 (b)	6,115	6,124,234
American Airlines, Inc., JFK International Airport Project, 7.75%, 8/01/31 (b)	2,000	2,113,940
British Airways PLC Project, 5.25%, 12/01/32	3,750	3,760,875
City of New York New York Industrial Development Agency, Refunding RB:
Special Needs FAS Pool, 4.38%, 7/01/20	590	553,804
Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (b)	2,500	2,530,275
Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	1,520	1,630,838
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	389,246
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	1,000	1,013,060

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (continued)
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	$5,050	$5,967,433
5.50%, 10/01/37	780	950,134
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	2,150	2,163,975
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	900	858,960

		28,354,646
County/City/Special District/School District — 22.7%
City of New York New York, GO, Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	800,855
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	457,364
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,989,969
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/29	1,940	2,302,838
Series A, 5.00%, 8/01/30	2,250	2,645,438
Series B, 5.00%, 8/01/31	1,250	1,463,850
Series C, 5.00%, 8/01/34	500	574,295
Series E, 5.50%, 8/01/25	1,280	1,596,838
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	2,500	2,513,800
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,720	3,065,222
4.00%, 11/15/45	1,145	1,159,209
5.00%, 11/15/45	4,490	5,007,113
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	5,000	1,570,600
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	1,500	411,960

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$1,850	$1,891,866
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	799,645
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	790	807,088
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	1,000	1,023,020
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	250	256,838
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	551,690
City of New York New York Transitional Finance Authority:
3.25%, 8/01/35	2,675	2,622,677
BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	222,528
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series B-1, 5.00%, 2/01/42	650	727,266
Fiscal 2015, Sub-Series B-1, 5.00%, 8/01/42	3,000	3,385,560
Fiscal 2015, Sub-Series E-1, 5.00%, 2/01/41	3,000	3,398,820
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,130,370
Sub-Series B-1, 5.00%, 11/01/36	680	776,723
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	534,830
City of Yonkers, GO, Refunding Series B (AGM), 5.00%, 8/01/23	100	119,416
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	685,404

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	$100	$113,996
5.00%, 2/15/47	5,970	6,227,247
(AGC), 5.00%, 2/15/47	1,000	1,045,320
(AGM), 5.00%, 2/15/47	800	836,256
(NPFGC), 4.50%, 2/15/47	2,315	2,399,104
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,456,773
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,355,436
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	5,000	5,050,100
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	400	419,584
4 World Trade Center Project, 5.00%, 11/15/31	860	975,102
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,667,550
4 World Trade Center Project, 5.75%, 11/15/51	1,250	1,448,563
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	460,160
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,599,602
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,867,954
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	1,899,620

		87,315,459
Education — 14.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	322,129

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build New York City Resource Corp., RB, South Bronx Charter School for International Cultures and the Arts Project, Series A, 5.00%, 4/15/43	$1,000	$1,008,100
Build New York City Resource Corp., Refunding RB:
3.75%, 6/01/34	550	551,221
Series A, 5.00%, 6/01/43	325	361,683
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	552,320
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	885	1,014,458
Carnegie Hall, 4.75%, 12/01/39	1,550	1,685,997
Carnegie Hall, 5.00%, 12/01/39	1,325	1,483,682
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,280	4,746,648
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	1,000	1,127,510
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 5/01/34	130	140,344
5.00%, 5/01/39	165	174,671
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/18 (d)	400	442,036
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	240	269,266
4.00%, 7/01/39	365	375,691

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	$1,000	$1,062,680
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	382,190
5.00%, 7/01/42	220	230,109
County of Saratoga New York, Refunding RB, Series B, 4.00%, 7/01/33	1,000	1,033,410
County of Schenectady New York Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/16 (d)	1,000	1,035,620
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	556,355
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	503,348
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,097,960
5.00%, 7/01/44	2,000	2,177,180
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	465	527,301
State of New York Dormitory Authority, 3.50%, 3/15/37	1,000	998,490
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 5.00%, 7/01/33	470	539,099
State of New York Dormitory Authority, RB:
Icahn Shool of Medicine at Mount Sinai, 5.00%, 7/01/40	3,000	3,283,260
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	631,885
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	230	283,898
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,286,931

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (Continued):
Series A, 5.50%, 1/01/44	$2,000	$2,155,240
State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5	5,581
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	830,655
Teachers College, Series B, 5.00%, 7/01/42	450	494,519
The New School (AGM), 5.50%, 7/01/43	1,000	1,143,990
State of New York Dormitory Authority, RB (continued):
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	613,926
University of Rochester, Series A, 5.75%, 7/01/39 (e)	1,000	1,136,850
University of Rochester, Series B, 5.00%, 1/01/17 (d)	550	580,866
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 4.00%, 7/01/36	470	488,466
Barnard College, Series A, 5.00%, 7/01/43	1,000	1,125,620
Brooklyn Law School, 5.75%, 7/01/33	475	530,499
Culinary Institute of America, 5.00%, 7/01/42	300	316,311
Fordham University, 5.00%, 7/01/44	850	948,081
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	881,696
Icahn School of Medicine at Mount Sinai, Series A, 4.00%, 7/01/40	1,750	1,766,835
New York University, Series A, 5.00%, 7/01/42	1,000	1,125,940
Pratt Institute, Series A, 5.00%, 7/01/44	1,000	1,100,320
Rochester Institute of Technology, 5.00%, 7/01/34	750	836,190
Rochester Institute of Technology, 5.00%, 7/01/38	310	343,235

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (Continued):
Rochester Institute of Technology, 5.00%, 7/01/42	$1,460	$1,608,146
Skidmore College, Series A, 5.25%, 7/01/29	135	157,012
St. John’s University, Series A, 5.00%, 7/01/37	350	393,659
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,484,062
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,456,765
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	1,007,716
Teachers College, 5.50%, 3/01/39	850	950,946
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	265	300,062

		56,668,660
Health — 10.1%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	600	670,434
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,102,100
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program:
Series A-1, 6.50%, 7/01/17	260	260,122
Series C-1, 6.50%, 7/01/17	1,055	1,055,496
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series C-1 (ACA), 5.10%, 7/01/31	525	507,040

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Local Development Corp., RB, Series A, 5.00%, 7/01/34	$750	$823,470
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	338,544
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A:
5.88%, 2/01/18	85	85,232
6.00%, 2/01/28	185	185,294
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	500,440
5.00%, 12/01/32	580	580,377
County of Monroe New York Industrial Development Corp., Refunding RB:
Highland Hospital, 4.00%, 7/01/40	500	497,640
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,218,147
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 7/01/21	330	330,716
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	846,834
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	305	336,317
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	75	75,145
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	330,716

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 4.25%, 7/01/44	$1,595	$1,525,984
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,946,770
Series B, 6.00%, 11/01/30	375	426,206
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	930	1,014,267
5.00%, 1/01/34	875	932,969
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	250	277,950
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	798,547
Mental Health Services (AGM), 5.00%, 8/15/18 (d)	5	5,597
Mental Health Services (AGM), 5.00%, 2/15/22	990	1,098,207
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (d)	5	5,597
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	805,651
New York University Hospitals Center, Series A, 5.75%, 7/01/31	1,055	1,211,784
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (d)	1,675	1,929,215
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (d)	1,725	2,001,914
Orange Regional Medical Center, 5.00%, 12/01/40 (a)	1,300	1,355,614

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
Orange Regional Medical Center, 5.00%, 12/01/45 (a)	$1,700	$1,757,851
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	307,780
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,850,738
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/43	2,200	2,425,258
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,741,850
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,109,520
Tompkins County Development Corp., Refunding RB, 5.00%, 7/01/44	1,250	1,328,175

		38,601,508
Housing — 3.4%
City of New York New York Housing Development Corp., RB:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	2,020	2,311,183
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	447,032
M/F Housing, Series C, AMT, 5.05%, 11/01/36	1,220	1,222,477
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	770	816,115
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	586,831
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,666,945

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	$1,000	$1,002,060
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 2/15/38	875	878,150
Highland Avenue Senior Apartments (SONYMA), 5.00%, 2/15/39	2,000	2,021,340
Kensico Terrace Apartments (SONYMA), 4.90%, 2/15/38	645	648,586
Watergate II, 4.75%, 2/15/34	580	580,354
Westchester County Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 6/01/30 (a)	965	975,692

		13,156,765
State — 5.1%
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
Fiscal 2015, 4.00%, 10/15/32	1,445	1,567,016
5.00%, 10/15/31	1,625	1,927,348
State of New York, GO, Series A, 5.00%, 2/15/39	750	835,740
State of New York Dormitory Authority, RB, State Supported Debt, Series A, 5.00%, 3/15/44	3,305	3,747,969
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,113,750
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	4,000	4,614,760
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,685	1,838,065
University Facilities Grants, 5.50%, 1/01/19	3,500	3,796,205

		19,440,853
Tobacco — 5.5%
Counties of New York Tobacco Trust IV, Refunding RB, Series A:
5.00%, 6/01/42	305	271,121

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Series A (Continued):
5.00%, 6/01/45	$170	$149,296
Settlement Pass-Through Turbo, 6.25%, 6/01/41 (a)	4,800	4,938,480
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	750	720,082
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,750	1,967,910
5.25%, 5/15/40	1,080	1,197,558
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,855	4,584,091
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/34	3,620	3,356,319
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,145	4,020,526

		21,205,383
Transportation — 13.1%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	500	558,280
Series A-1, 5.25%, 11/15/33	540	624,904
Series B, 5.25%, 11/15/44	2,125	2,415,169
Series C, 6.50%, 11/15/28	1,760	2,058,848
Series E, 5.00%, 11/15/38	2,350	2,623,728
Series H, 5.00%, 11/15/25	1,000	1,188,410
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,000	1,152,020
(AGM), 4.00%, 11/15/30	1,000	1,065,020
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,084,430
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,324,220

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 3.50%, 7/15/37	$2,000	$1,904,700
177th Series, 4.00%, 1/15/43	1,255	1,272,394
178th Series, 5.00%, 12/01/43	285	312,163
Port Authority of New York & New Jersey, Refunding RB:
178th Series, AMT, 5.00%, 12/01/32	1,000	1,116,270
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	6,000	6,580,200
Consolidated, 189th Series, 5.00%, 5/01/45	1,150	1,303,445
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	5,000	5,837,700
5.00%, 1/01/31	2,500	2,881,600
General, Series I, 5.00%, 1/01/42	280	306,516
General, Series K, 5.00%, 1/01/32	2,000	2,294,880
Series J, 5.00%, 1/01/41	5,750	6,402,510
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	2,480	1,353,237
General, CAB, Series B, 0.00%, 11/15/32 (c)	1,520	842,445
General, Series A, 5.00%, 11/15/50	1,000	1,118,170
Series A, 5.00%, 11/15/24	1,375	1,658,882

		50,280,141
Utilities — 8.0%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,213,740
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	500	558,745

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	$800	$908,000
Long Island Power Authority, RB, General:
Electric Systems, Series C (CIFG), 5.25%, 9/01/29	3,000	3,637,380
Series A (AGM), 5.00%, 5/01/36	500	552,690
Long Island Power Authority, Refunding RB, Series A:
Electric System, 5.50%, 4/01/24	875	968,529
Electric System, 6.00%, 5/01/33	2,450	2,818,382
Electric System, 5.75%, 4/01/39	300	336,093
5.00%, 9/01/34	4,280	4,813,459
New York City Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,141,970
State of New York Environmental Facilities Corp., RB, 5.00%, 3/15/45	2,535	2,900,369
State of New York Environmental Facilities Corp., Refunding RB:
Series A, 5.00%, 6/15/45	3,000	3,442,050
Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	1,000	1,133,770
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	4,225	4,815,782
Western Nassau County Water Authority, RB, Series A, 3.25%, 4/01/33	305	299,794

		30,540,753
Total Municipal Bonds in New York		345,564,168

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.1%
Housing — 0.1%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$500	$538,880
Total Municipal Bonds - 90.2%		346,103,048

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New York — 9.0%
County/City/Special District/School District — 1.8%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	750	864,982
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,699,050
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,850,805
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	2,250	2,564,701

		6,979,538
Education — 0.4%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	1,350	1,506,803
State — 0.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,329,734
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,132,820

		3,462,554
Transportation — 2.9%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,451,584
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,720,560

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (Continued)
Transporation (continued)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$1,560	$1,811,113

		10,983,257
Utilities — 3.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,208,668
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	4,146,251
Series A, 4.75%, 6/15/30	4,000	4,245,800

		11,600,719
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.0%		34,532,871
Total Long-Term Investments (Cost — $361,686,802) — 99.7%		382,600,792

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (h)(i)	12,810,816	$12,810,816
Total Short-Term Securities (Cost — $12,810,816) — 3.4%		12,810,816
Total Investments (Cost — $374,497,618) — 103.1%		395,411,608
Other Assets Less Liabilities — 1.8%		6,925,452
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(18,714,075)

Net Assets — 100.0%		$383,622,985

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$356,002,178

Gross unrealized appreciation		$21,801,495
Gross unrealized depreciation		(1,102,642)

Net unrealized appreciation		$20,698,853

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $1,191,479.

(h)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2015	Net Activity	Shares Held at September 30, 2015	Income
BIF New York Municipal Money Fund	10,358,839	2,451,977	12,810,816	$1

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

As of period end, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(105)	5-Year U.S. Treasury Note	December 2015	$12,654,140	$(41,988)
(282)	10-Year U.S. Treasury Note	December 2015	$36,303,094	(225,876)
(177)	Long U.S. Treasury Bond	December 2015	$27,849,844	(25,103)
(48)	U.S. Ultra Bond	December 2015	$7,699,500	53,930
Total				$(239,037)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$1,964,873	—	$1,964,873
Municipal Bonds[1]	—	346,103,048	—	346,103,048
Municipal Bonds
Transferred to Tender
Option Bond Trusts[1]	—	34,532,871	—	34,532,871
Short-Term Securities	$12,810,816	—	—	12,810,816

Total	$12,810,816	$382,600,792	—	$395,411,608

[1] See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$53,930	—	—	$53,930

Liabilities:
Interest rate contracts	(292,967)	—	—	(292,967)

Total	$(239,037)	—	—	$(239,037)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,299,350	—	—	$1,299,350
Liabilities:
Bank overdraft	—	(31,754)	—	(31,754)
TOB Trust Certificates	—	$(18,710,577)	—	(18,710,577)

Total	$1,299,350	$(18,742,331)	—	$(17,442,981)

During the period ended September 30, 2015, there were no transfers between levels.

12	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 23, 2015